Intangibles Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Intangibles Assets and Goodwill [Abstract]
Intangibles assets and goodwill
9.	Intangibles assets and goodwill

Cost	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2023	$-	$-	$32,134,253	$32,134,253
Acquisition of Reflexivity LLC	277,000	100,000	125,000	502,000
Acquisition of Solana IP	-	3,622,456	-	3,622,456
Acquisition of Stillman Digital	30,640	-	-	30,640
Balance, December 31, 2024	$307,640	$3,722,456	$32,259,253	$36,289,349
Acquisition of Neuronomics	-	-	337,211	337,211
Additions	-	-	203,562	203,562
Deconsolidation of Neuronomics	-	-	(498,065)	(498,065)
Balance, December 31, 2025	$307,640	$3,722,456	$32,301,961	$36,332,057

Accumulated Amortization	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2023	$-	$-	$(29,473,628)	$(29,473,628)
Amortization	(21,323)	(19,245)	(1,503,427)	(1,543,995)
Impairment loss	-	(3,622,456)	-	(3,622,456)
Balance, December 31, 2024	$(21,323)	$(3,641,701)	$(30,977,055)	$(34,640,079)
Amortization	(27,700)	(30,291)	(1,273,590)	(1,331,581)
Deconsolidation of Neuronomics	-	-	39,811	39,811
Balance, December 31, 2025	$(49,023)	$(3,671,992)	$(32,210,834)	$(35,931,849)

Balance, December 31, 2024	$286,317	$80,755	$1,282,198	$1,649,270
Balance, December 31, 2025	$258,617	$50,464	$91,127	$400,208

On February 9, 2024, the Company acquired intellectual property by issuing 7,297,090 common shares of the Company. The intellectual property acquired encompasses a suite of sophisticated features, including advanced liquidity provisioning, innovative trading strategies and technologies, along with the distribution, management and analytics of decentralized financial data. These elements are tailored to support the Solana-focused trading desk operated by the Company. At the time of acquisition, the intangible assets were in an early stage of research and development, with significant uncertainties surrounding its future market demand, sales price and production costs, and as such, on February 9, 2024, the Company recognized an impairment loss of $3,622,456.

Goodwill

The continuity of the goodwill acquired as part of the acquisitions is as follows:

Balance, December 31, 2023	$35,080,194
Acquisition of Reflexivity LLC	2,077,585
Balance, December 31, 2024	$37,157,779
Acquisition of Neuronomics	2,907,440
Deconsolidation of Neuronomics	(2,907,440)
Impairment	(2,077,585)
Balance, December 31, 2025	$35,080,194

Impairment test of goodwill

The Company tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired. The review led to the recognition of an impairment loss of $2,077,585 (December 31, 2024 - $Nil) at the Reflexivity CGU. The recoverable amount of each of the Company’s CGUs has been assessed by reference to the value in use (“VIU”).

The key assumptions used included in the year ended December 31, 2025 impairment test: AUM long term growth rate of 2%, annualized rate of staking return of 3.4%, percentage of AUM staked of 65%, expense growth rate of 2.0% and the discount rate used of 25.4%. December 31, 2024: AUM long term growth rate of 2%, annualized rate of staking return 6.5%, percentage of AUM staked of 65%, expense growth rate of 2.4% and a discount rate of 27.5% The expected future cash flows were projected for five years in both the 2025 and 2024 test.

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the ETP CGU to exceed its recoverable amount.